CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 66,161	$ 29,043
Short-term investments	84,754	64,229
Accounts receivable, net of allowance for doubtful accounts $0.5 million and $0.2 million	4,523	3,058
Inventory	8,405	3,982
Deferred cost of goods sold	262	2,991
Prepaid expenses and other current assets	1,626	2,435
Total current assets	165,731	105,738
Restricted cash	612	612
Property and equipment, net	18,387	18,997
Non-current investments		450
Capitalized software, net	446	788
Right-of-use assets	2,289	2,353
Goodwill	2,252
Acquired technology, net	2,994
Total Assets	192,711	128,938
Current liabilities:
Accounts payable	10,228	14,573
Customer deposits	2,325	2,173
Current portion of operating lease liability	806	626
Accrued expenses and other current liabilities	5,053	1,806
Deferred revenue	2,230	3,922
Total current liabilities	20,642	23,100
Long-term debt, net of deferred financing costs	9,972	9,953
Lease liability, net of current portion	3,026	3,565
Total liabilities	33,640	36,618
Commitments and Contingences
Convertible Preferred Stock	436,533	276,889
Stockholders' Equity:
Common Stock, $0.0001 par value-authorized, 156,000,000 shares; issued and outstanding, 31,388,426 and 29,083,805 shares at December 31, 2019 and 2018, respectively (includes unvested 4,575,313 and 9,731,550 shares of restricted stock)	3	2
Additional paid-in capital	16,722	6,440
Notes receivable		(249)
Accumulated deficit	(294,262)	(190,666)
Accumulated other comprehensive income	75	(96)
Total Stockholders' Equity	(277,462)	(184,569)
Total Liabilities, Convertible Preferred Stock and Stockholders' Equity	$ 192,711	$ 128,938